INCOME TAX - Deferred tax assets/liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Deferred tax assets
Allowance for doubtful accounts	$ 8,805	$ 9,600
Deferred subsidies	1,916	1,809
Warranty liabilities	1,234	1,206
Inventory provision	655	713
Long-term assets	357	296
Deferred revenue	216	3,562
Provision for contract loss	59	70
Accrued payroll		1,029
Recognition of intangible assets		11
Costs and estimated earnings in excess of billings	(581)	(8,544)
Share of net gains of equity investees	(739)	(2,038)
Net operating loss carry forward	12,846	12,739
Valuation allowance	(11,428)	(12,522)
Others	385	387
Total deferred tax assets-non-current	13,725	8,318
Deferred tax liabilities
Property, plant and equipment	(13)	(20)
PRC dividend withholding tax	(5,825)	(3,019)
Intangible assets and other non-current assets	(6,335)	(6,327)
Total deferred tax assets, non-current	$ (12,173)	$ (9,366)